Acquisition	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Acquisition

17. Acquisition

On December 31, 2018, the Company executed an acquisition of 100% issued and outstanding ordinary shares of Montrose Food & Wine H.K. Limited ("Montrose HK") in consideration of $256,410.26 and 100,000 shares of the Company's common stock. Montrose HK was incorporated on June 30, 1989, as a limited liability company under predecessor Hong Kong Companies Ordinance, Chapter 32. Montrose HK's business primarily focuses on importing and distribution of fine wine within Hong Kong and Macau SAR.

The purchase price has been allocated based on Management's estimates and independent appraisal of fair values as follows:

Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Property, plant and equipment	$14,324	-	$14,324
Inventories	$592,681	-	$592,681
Trade receivables, deposits, prepayment and other receivables	$648,693	-	$648,693
Trade payables and accruals	$(591,811)	-	$(591,811)
Cash	$83,536	-	$83,536
Loan payables	$(453,225)	-	$(453,225)
Intangible assets - Customer relationship	-	62,692	62,692
	$294,198	62,692	$356,890
Goodwill			$259,520
Total purchase price			$616,410

Montrose HK's results of operations are consolidated with the Company effective January 1, 2019.

Goodwill of $259,520 and intangible asset of customer relationship of $62,692 were written off because the Company estimated that the wine business of Montrose HK is expected to be adversely affected by the economic downturn in Hong Kong.